Cover Page Cover Page	May 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2020
Entity Registrant Name	Era Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35701
Entity Tax Identification Number	72-1455213
Entity Address, Address Line One	945 Bunker Hill Rd., Suite 650,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(713)
Local Phone Number	369-4700
Title of 12(b) Security	Common Stock
Trading Symbol	ERA
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001525221
Amendment Flag	false